Earnings per Share (Parenthetical) - EUR (€) € in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per Common Share [Abstract]
Earnings adjustment for coupons paid on Additional Tier 1 Notes before tax	€ 32	€ 728	€ 761	€ 574	€ 498